UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Francis C. Poli Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1. Reports to Stockholders.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2017. The net asset values (NAV) per share at that date were $14.14, $14.06, $14.17, $14.17, $14.15 and $14.16 for Class A, Class C, Class F, Class I, Class R and Class Z shares, respectively.

The total returns for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2017
Cohen & Steers Preferred Securities and Income Fund—Class A	8.16%
Cohen & Steers Preferred Securities and Income Fund—Class C	7.77%
Cohen & Steers Preferred Securities and Income Fund—Class F	— [a]
Cohen & Steers Preferred Securities and Income Fund—Class I	8.31%
Cohen & Steers Preferred Securities and Income Fund—Class R	8.06%
Cohen & Steers Preferred Securities and Income Fund—Class Z	8.33%
BofA Merrill Lynch Fixed-Rate Preferred Securities Index[b]	8.73%
Blended Benchmark—60% BofA Merrill Lynch US IG Institutional Capital Securities Index/30% BofA Merrill Lynch Core Fixed-Rate Preferred Securities Index/10% Bloomberg Barclays Developed Market USD Contingent Capital Index[b]	8.08%
S&P 500 Index[b]	9.34%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, a  Inception date of Class F shares was April 3, 2017. Total return for Class F shares was 3.91% for the period April 3, 2017 through June 30, 2017.

b  The BofA Merrill Lynch Fixed-Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The BofA Merrill Lynch US IG Institutional Capital Securities Index is a subset of the BofA Merrill Lynch US Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The BofA Merrill Lynch Core Fixed-Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The Bloomberg Barclays Developed Market USD Contingent Capital Index includes hybrid capital securities in developed markets with explicit equity conversion or write down loss absorbtion mechanisms that are based on an issuer's regulatory capital ratio or other explicit solvency-based triggers. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance. Prior to January 1, 2017, the Fund's Blended Benchmark consisted of 50% BofA Merrill Lynch Fixed-Rate Preferred Securities Index and 50% BofA Merrill Lynch Capital Securities Index. Benchmark returns are shown for comparative purposes only and may not be representative of the Fund's portfolio.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

where applicable, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 3.75% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund makes regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund's investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund's assets. Distributions of capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Market Review

Preferred securities produced a positive total return for the six months ended June 30, 2017, outperforming many other fixed income categories amid improving global economic growth, low inflation and reduced political concerns in Europe.

Longer-term U.S. bond yields declined modestly in the early part of 2017 as U.S. economic momentum slowed. Bond prices advanced as a lack of progress in Congress on key initiatives led investors to question the prospects for President Trump's pro-growth agenda of tax reforms, deregulation and infrastructure spending, which was expected to spur economic activity and place upward pressure on interest rates. Although growth picked up in the second quarter, inflation remained subdued, tempered in part by a decline in crude oil prices. As well, wage gains remained in check despite low and falling unemployment.

The U.S. Federal Reserve raised short-term interest rates in quarter-point increments in March and June in response to low unemployment. However, the lack of inflationary pressures lowered expectations for future Fed hikes. The 10-year U.S. Treasury yield ended the period at 2.31%, down from 2.45% at the start of the year.

In Europe, sovereign yields rose sharply in January on concerns of growing nationalist sentiment but declined through the remainder of the first quarter as polls showed waning support for anti-EU candidates ahead of Dutch and French elections. Growth in Europe continued to strengthen in the second quarter and interest rates declined further as inflation remained well below target and as political uncertainty on the continent eased considerably with the victory of pro-EU candidates.

Yields in Eurozone countries continued to trend lower and credit spreads narrowed until late June when a reversal was sparked by comments from European Central Bank President Mario Draghi on the strengthening and broadening recovery in the euro area. This raised concerns that policymakers would begin tapering their asset purchases before the end of the year. However, later official statements suggested that quantitative easing measures would likely remain in place for the foreseeable future.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

The European contingent capital (CoCo) securities market successfully weathered the first test of meaningful losses within its ranks. The ailing Spain-based Banco Popular was put into resolution by regulators after suffering a run on deposits following several quarters of concerns about the bank's asset quality and overall level of capital. Prior to being acquired out of resolution by Banco Santander for €1, Banco Popular's capital securities—both CoCos and subordinated debt—were written down to zero. Days later, Germany's Bremer Landesbank announced that it would not pay the next coupon on €150 million in CoCos.

While the issues of these companies declined in value, prices of CoCos from other issuers were minimally affected and soon recovered. We view this as a testament to the increasing maturity of the CoCos market and its ability to distinguish between banks that are systemically important banks and those that are not.

In the U.S., the Federal Reserve announced the results of its annual supervisory bank stress tests near the end of June. For the first time, all 34 participating U.S. bank holding companies passed, maintaining adequate common equity Tier 1 capital ratios in the most severe hypothetical stress scenario. Passing the test provided banks with more leeway to return capital to shareholders in the form of increased dividend payouts and share buybacks after years of building capital well in excess of requirements. Somewhat less stringent regulation was widely viewed as a positive for bank fundamentals, signaling positive earnings growth potential.

Fund Performance

The Fund had a positive total return in the six months ended June 30, 2017 and outperformed its blended benchmark (except for the Fund's Class C and R shares, which underperformed). In general, the portfolio benefited from owning issues with call protection in what was both an interest rate and credit rally. Favorable security selection in the banking sector contributed to relative performance. In addition to healthy gains from French bank CoCos held in the portfolio, including out-of-benchmark issues from Spain's Banco Bilbao Vizcaya Argentaria and Banco Santander and the Netherland's Rabobank contributed to performance as credit spreads narrowed. The Fund did not own securities of either Banco Popular or Bremer Landesbank. The positive contribution from CoCos was only marginally reduced by put options on the euro employed to hedge against potential asymmetrical risk ahead of the French election.

Favorable security selection in the insurance sector was another important contributor to relative performance, where we held high-coupon, longer-duration securities that enjoyed strong gains, including issues from Liberty Mutual and W.R. Berkley. Some holdings were also positively affected by company-specific credit events. For example, MetLife securities rose in anticipation of the company paying a consent fee to subordinated debtholders as part of its plan to spin off Brighthouse Financial, its U.S. retail business. As well, a high-coupon issue of U.K. mortgage bank Nationwide Building Society had strong performance due to its lack of an issuer call feature amid high demand for income.

From a broad security features perspective, a lower-than-index weight in low-coupon, longer-duration securities detracted from performance, as did a more general underweight in the exchange-traded preferreds market, which tends to be more interest-rate sensitive. Exchange-traded preferreds outperformed over-the-counter issues during the period as investor inflows into preferred exchange-traded funds (ETFs) resulted in indiscriminant buying in certain securities. The benchmark-following

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

ETFs were forced to purchase securities that included some trading at substantial premiums to par value, even though in many cases the securities may be called at any time at par. Prudent active management limited the Fund's exposure to this type of investment risk.

Not owning certain longer-duration insurance hybrids additionally detracted. Security selection in the utilities sector further hindered relative performance as the Fund did not own issues from Électricité de France, which rallied on the results of the French elections.

Impact of Derivatives on Fund Performance

The Fund used derivatives in the form of currency options for hedging purposes, as well as forward foreign currency exchange contracts for managing currency risk on certain Fund positions denominated in foreign currencies. The forward foreign currency exchange contracts detracted from the Fund's total return during the six-month period ended June 30, 2017, while the currency options did not have a material effect on the Fund's total return for the period.

The Fund also used "swaptions," which are options to enter into fixed-payer swaps with the intention of managing interest rate risk. The swaptions did not have a material effect on the Fund's total return during the six-month period ended June 30, 2017.

Sincerely,

WILLIAM F. SCAPELL	ELAINE ZAHARIS-NIKAS
Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate securities, listed infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2017

	Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	4.92%[a]	7.27%[b]	—	—	—	—
1 Year (without sales charge)	9.00%	8.27%	—	9.34%	8.76%	9.29%
5 Years (with sales charge)	7.78%[a]	7.89%	—	—	—	—
5 Years (without sales charge)	8.61%	7.89%	—	8.98%	—	—
Since Inception[c] (with sales charge)	8.63%[a]	8.49%	—	—	—	—
Since Inception[c] (without sales charge)	9.22%	8.49%	3.91%	9.59%	7.10%	7.63%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for periods shorter than one year are not annualized. During certain periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the April 1, 2017 prospectus were as follows: Class A—1.18% and 1.18%; Class C—1.83% and 1.83%; Class F—0.83% and 0.83%; Class I—0.88% and 0.85%; Class R—1.33% and 1.33%; and Class Z—0.83% and 0.83%. Through June 30, 2019, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.20% for Class A shares, 1.85% for Class C shares, 0.85% for Class F shares, 0.85% for Class I shares, 1.35% for Class R shares and 0.85% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

a  Reflects a 3.75% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1.00%.

c  Inception date of May 3, 2010 for Class A, C and I shares, April 3, 2017 for Class F shares and October 1, 2014 for Class R and Z shares.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017—June 30, 2017.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period[a] January 1, 2017– June 30, 2017
Class A
Actual (8.16% return)	$1,000.00	$1,081.60	$6.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.99	$5.86
Class C
Actual (7.77% return)	$1,000.00	$1,077.70	$9.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.77	$9.10
Class F
Actual (3.91% return)[b]	$1,000.00	$1,039.10	$2.02
Hypothetical (5% annual return before expenses)[c]	$1,000.00	$1,020.73	$4.11
Class I
Actual (8.31% return)	$1,000.00	$1,083.10	$4.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.58	$4.26
Class R
Actual (8.06% return)	$1,000.00	$1,080.60	$6.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.25	$6.61
Class Z
Actual (8.33% return)	$1,000.00	$1,083.30	$4.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.73	$4.11

a  Expenses are equal to the Fund's Class A, Class C, Class F, Class I, Class R and Class Z annualized net expense ratios of 1.17%, 1.82%, 0.82%, 0.85%, 1.32% and 0.82%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

b  Actual expenses for the period April 3, 2017 (inception date) to June 30, 2017.

c  Hypothetical expenses if the class had been in existence from January 1, 2017 through June 30, 2017.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

June 30, 2017
Top Ten Holdingsa
(Unaudited)

Security	Value	% of Net Assets
Rabobank Nederland, 11.00%, 144A (Netherlands)	$159,082,260	2.2
General Electric Co., 5.00%, Series D	149,630,684	2.0
JPMorgan Chase & Co., 6.75%, Series S	145,491,938	2.0
Emera, 6.75%, due 6/15/76, Series 16-A (Canada)	135,356,695	1.8
MetLife, 9.25%, due 4/8/38, 144A	114,932,948	1.6
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)	112,722,255	1.5
Prudential Financial, 5.625%, due 6/15/43	105,971,800	1.4
Bank of America Corp., 6.50%, Series Z	104,245,968	1.4
GMAC Capital Trust I, 6.967%, due 2/15/40, Series 2 (TruPS) (FRN)	102,805,368	1.4
Royal Bank of Scotland Group PLC, 8.625% (United Kingdom)	96,686,250	1.3

a  Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown
(Based on Net Assets)
(Unaudited)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

		Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	26.4%
BANKS	8.5%
Astoria Financial Corp., 6.50%, Series Ca		286,122	$7,364,780
Bank of America Corp., 6.20%, Series CCa		1,368,624	36,692,809
Bank of America Corp., 6.00%, Series EEa		1,009,560	26,955,252
Bank of America Corp., 6.50%, Series Ya		1,561,228	42,028,258
Capital One Financial Corp., 6.70%, Series Da		349,175	9,577,870
Capital One Financial Corp., 5.20%, Series Ga		1,035,329	25,034,255
Citigroup, 6.875%, Series Ka		664,963	19,676,255
Citigroup, 6.30%, Series Sa		1,007,639	26,903,961
CoBank ACB, 6.20%, Series H ($100 Par Value)[a]		103,600	10,832,675
GMAC Capital Trust I, 6.967%, due 2/15/40, Series 2 (TruPS) (FRN) (3 Mo. US LIBOR + 5.785%)[b]		3,923,869	102,805,368
Goldman Sachs Group/The, 6.30%, Series Na		381,247	10,453,793
Huntington Bancshares, 6.25%, Series Da		1,555,148	42,719,916
JPMorgan Chase & Co., 6.15%, Series BBa		629,438	17,252,896
JPMorgan Chase & Co., 6.125%, Series Ya		698,792	18,832,444
New York Community Bancorp, 6.375%, Series Aa		1,669,625	47,751,275
People's United Financial, 5.625%, Series Aa		202,367	5,650,087
PrivateBancorp, 7.125%, due 10/30/42		353,157	9,060,702
Regions Financial Corp., 6.375%, Series Ba		1,250,396	36,411,532
Wells Fargo & Co., 5.85%[a]		1,534,308	42,438,959
Wells Fargo & Co., 6.00%, Series Va		913,895	24,154,245
Wells Fargo & Co., 5.70%, Series Wa		548,770	14,213,143
Wells Fargo & Co., 5.50%, Series Xa		389,243	9,941,266
Wells Fargo & Co., 5.625, Series Ya		1,622,187	41,706,428
			628,458,169
BANKS—FOREIGN	1.1%
Barclays Bank PLC, 8.125%, Series 5 (United Kingdom)[a]		633,966	16,857,156
Deutsche Bank Contingent Capital Trust III, 7.60% (Germany)[a]		660,390	17,262,595
Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)[a]		223,831	5,960,619
National Westminster Bank PLC, 7.763%, Series C (United Kingdom)[a]		484,747	12,724,609

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Shares	Value
Stichting AK Rabobank Certificaten, 6.50% (EUR) (Netherlands)[a]		19,000,000	$25,753,910
			78,558,889
ELECTRIC	1.1%
INTEGRATED ELECTRIC	0.5%
DTE Energy Co., 5.375%, due 6/1/76, Series B		1,034,481	26,182,714
Integrys Holdings, 6.00%, due 8/1/73		537,422	14,517,112
			40,699,826
REGULATED ELECTRIC	0.6%
Southern Co./The, 6.25%, due 10/15/75		1,576,350	43,128,936
TOTAL ELECTRIC			83,828,762
FINANCIAL	3.5%
DIVERSIFIED FINANCIAL SERVICES	0.8%
KKR & Co. LP, 6.75%, Series Aa		1,272,053	34,714,326
State Street Corp., 5.35%, Series Ga		752,577	20,643,187
			55,357,513
INVESTMENT ADVISORY SERVICES	0.2%
Ares Management LP, 7.00%, Series Aa		618,000	16,488,240
INVESTMENT BANKER/BROKER	2.5%
Charles Schwab Corp./The, 5.95%, Series Da		952,804	25,982,965
Morgan Stanley, 6.875%[a]		1,114,076	32,631,286
Morgan Stanley, 6.375%, Series Ia		2,301,514	65,685,210
Morgan Stanley, 5.85%, Series Ka		2,144,700	58,593,204
			182,892,665
TOTAL FINANCIAL			254,738,418
INDUSTRIALS—CHEMICALS	0.9%
CHS, 6.75%[a]		859,303	24,301,089
CHS, 7.50%, Series 4[a]		452,176	13,063,364
CHS, 7.10%, Series IIa		907,316	26,693,237
			64,057,690
INSURANCE	3.5%
LIFE/HEALTH INSURANCE—FOREIGN	0.3%
Aegon NV, 6.50% (Netherlands)[a]		809,461	21,199,784

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Shares	Value
MULTI-LINE	1.0%
Allstate Corp., 6.625%, Series Ea		596,015	$16,074,525
Hanover Insurance Group/The, 6.35%, due 3/30/53		408,438	10,558,122
Hartford Financial Services Group, 7.875%, due 4/15/42		321,724	9,893,013
WR Berkley Corp., 5.625%, due 4/30/53		480,802	12,548,932
WR Berkley Corp., 5.75%, due 6/1/56		1,139,400	29,954,826
			79,029,418
MULTI-LINE—FOREIGN	0.6%
PartnerRe Ltd., 6.50%, Series G (Bermuda)[a]		1,092,834	29,768,798
PartnerRe Ltd., 7.25%, Series H (Bermuda)[a]		16,067	465,943
PartnerRe Ltd., 5.875%, Series I (Bermuda)[a]		562,080	14,748,979
			44,983,720
PROPERTY CASUALTY—FOREIGN	0.2%
Axis Capital Holdings Ltd., 5.50%, Series E (Bermuda)[a]		300,000	7,473,000
Validus Holdings Ltd., 5.80 (Bermuda)[a]		245,000	6,208,300
			13,681,300
REINSURANCE	0.4%
Reinsurance Group of America, 5.75%, due 6/15/56		774,970	22,505,129
Reinsurance Group of America, 6.20%, due 9/15/42		190,541	5,680,027
			28,185,156
REINSURANCE—FOREIGN	1.0%
Arch Capital Group Ltd., 5.25%, Series E (Bermuda)[a]		1,855,928	45,228,965
Aspen Insurance Holdings Ltd., 5.625% (Bermuda)[a]		155,918	4,030,480
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)[a]		533,876	15,001,916
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)[a]		318,294	7,957,350
			72,218,711
TOTAL INSURANCE			259,298,089
INTEGRATED TELECOMMUNICATIONS SERVICES	0.2%
Qwest Corp., 6.75%, due 6/15/57		276,650	7,010,311
Qwest Corp., 7.00%, due 4/1/52		248,907	6,332,194
			13,342,505

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Shares	Value
REAL ESTATE	5.0%
DIVERSIFIED	2.1%
Colony NorthStar, 8.50%, Series Da		569,413	$15,004,033
Colony NorthStar, 8.75%, Series Ea		459,286	12,400,722
Colony NorthStar, 7.15%, Series Ia		300,000	7,662,000
Coresite Realty Corp., 7.25%, Series Aa		406,311	10,393,435
DuPont Fabros Technology, 6.625%, Series Ca		430,000	11,686,970
National Retail Properties, 5.70%, Series Ea		284,600	7,245,916
National Retail Properties, 5.20%, Series Fa		384,830	9,332,127
Retail Properties of America, 7.00%[a]		506,582	12,948,236
Urstadt Biddle Properties, 7.125%, Series Fa		277,630	7,143,420
VEREIT, 6.70%, Series Fa		2,028,957	53,949,967
Wells Fargo Real Estate Investment Corp., 6.375%, Series Aa		218,384	5,929,126
			153,695,952
HEALTH CARE	0.2%
Sabra Health Care REIT, 7.125%, Series Aa		457,575	11,709,344
HOTEL	0.4%
Chesapeake Lodging Trust, 7.75%, Series Aa		395,206	9,874,222
Hersha Hospitality Trust, 6.875%, Series Ca		199,569	5,112,958
Summit Hotel Properties, 7.125%[a]		317,800	8,181,761
Sunstone Hotel Investors, 6.95%, Series Ea		255,000	6,599,400
			29,768,341
INDUSTRIALS	0.1%
PS Business Parks, 6.00%, Series Ta		252,997	6,375,524
NET LEASE	0.1%
Gramercy Property Trust, 7.125%, Series Aa		252,096	6,806,592
OFFICE	0.3%
Equity Commonwealth, 6.50%, Series Da		402,733	10,456,963
Vornado Realty Trust, 6.625%, Series Ga		435,304	11,239,549
			21,696,512
RESIDENTIAL	0.8%
APARTMENT	0.1%
Apartment Investment & Management Co., 6.875%[a]		240,000	6,520,800
MANUFACTURED HOME	0.1%
Equity Lifestyle Properties, 6.75%, Series Ca		261,988	6,667,594

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Shares	Value
SINGLE FAMILY	0.6%
American Homes 4 Rent, 5.50%, Series Ca		548,078	$15,346,184
American Homes 4 Rent, 6.50%, Series Da		625,583	16,196,344
American Homes 4 Rent, 6.35%, Series Ea		650,000	16,796,000
			48,338,528
TOTAL RESIDENTIAL			61,526,922
SHOPPING CENTERS	0.8%
COMMUNITY CENTER	0.5%
Cedar Realty Trust, 7.25%, Series Ba		534,900	13,575,762
DDR Corp., 6.375%, Series Aa		322,264	8,430,426
DDR Corp., 6.50%, Series Ja		236,707	5,934,245
Saul Centers, 6.875%, Series Ca		419,409	10,816,558
			38,756,991
REGIONAL MALL	0.3%
Pennsylvania REIT, 8.25%, Series Aa		265,069	6,727,451
Taubman Centers, 6.50%, Series Ja		170,050	4,273,357
Taubman Centers, 6.25%, Series Ka		312,909	7,929,114
			18,929,922
TOTAL SHOPPING CENTERS			57,686,913
SPECIALTY	0.2%
Digital Realty Trust, 6.35%, Series Ia		699,000	18,977,850
TOTAL REAL ESTATE			368,243,950
TECHNOLOGY—SOFTWARE	0.2%
eBay, 6.00%, due 2/1/56		646,467	17,693,802
UTILITIES	2.4%
Dominion Resources, 5.25%, due 7/30/76, Series A		1,064,772	26,800,311
Entergy New Orleans, 5.50%, due 4/1/66		336,874	8,738,511
NextEra Energy Capital Holdings, 5.25%, due 6/1/76, Series K		1,195,123	30,272,466
SCE Trust III, 5.75%[a]		486,833	13,670,271
SCE Trust IV, 5.375%, Series Ja		1,436,385	40,577,876
SCE Trust V, 5.45%, Series Ka		780,201	22,547,809
SCE Trust VI, 5.00%[a]		1,494,600	37,155,756
			179,763,000
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,828,626,845)			1,947,983,274

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Principal Amount		Value
PREFERRED SECURITIES—CAPITAL SECURITIES	69.9%
BANKS	14.2%
Bank of America Corp., 6.10%, Series AAa		$26,930,000		$29,289,068
Bank of America Corp., 6.30%, Series DDa		26,620,000		29,914,225
Bank of America Corp., 6.25%, Series Xa		31,938,000		34,772,498
Bank of America Corp., 6.50%, Series Za		93,647,000		104,245,968
Citigroup, 6.125%, Series Ra		70,189,000		75,540,911
Citigroup, 6.25%, Series Ta		69,448,000		77,130,685
CoBank ACB, 6.25% 144A, Series Fa,c		346,400	†	36,177,150
CoBank ACB, 6.125%, Series Ga		175,200	†	17,552,850
CoBank ACB, 6.25%, Series Ia		41,929,000		46,227,938
Countrywide Capital III, 8.05%, due 6/15/27, Series B		3,000,000		3,843,105
Farm Credit Bank of Texas, 6.75% 144Aa,c		251,700		27,498,225
Farm Credit Bank of Texas, 10.00% 144A , Series Ia,c		29,250	†	35,968,359
Goldman Sachs Capital I, 6.345%, due 2/15/34		22,174,000		27,288,721
Goldman Sachs Group/The, 5.70%, Series La		30,162,000		31,428,804
Huntington Bancshares, 8.50%, Series A (Convertible)[a]		12,788	†	18,465,872
JPMorgan Chase & Co., 7.90%, Series Ia		53,840,000		56,033,980
JPMorgan Chase & Co., 6.75%, Series Sa		127,905,000		145,491,938
JPMorgan Chase & Co., 5.30%, Series Za		29,500,000		30,790,625
PNC Financial Services Group, 6.75%[a]		53,592,000		60,491,970
US Bancorp, 5.125%, Series Ia		6,964,000		7,418,749
Wells Fargo & Co., 7.98%, Series Ka		49,980,000		51,979,200
Wells Fargo & Co., 5.875%, Series Ua		42,890,000		47,317,106
Wells Fargo Capital X, 5.95%, due 12/1/36		42,906,000		48,633,951
				1,043,501,898
BANKS—FOREIGN	27.2%
Australia & New Zealand Banking Group Ltd./ United Kingdom, 6.75%, 144A (Australia)[a,c]		43,605,000		48,264,718
Banco Bilbao Vizcaya Argentaria SA, 8.875% (EUR) (Spain)[a]		61,000,000		79,967,268
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)[a]		32,000,000		33,519,808
Banco Santander SA, 6.75% (EUR) (Spain)[a]		34,200,000		42,050,896
Barclays PLC, 7.250% (GBP) (United Kingdom)[a]		11,000,000		15,160,961
Barclays PLC, 7.875% (United Kingdom)[a]		36,750,000		39,630,832
Barclays PLC, 8.25% (United Kingdom)[a]		56,759,000		60,306,437

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
BNP Paribas, 7.195%, 144A (France)[a,c]	$44,571,000	$51,312,364
BNP Paribas SA, 7.375%, 144A (France)[a,c]	20,200,000	22,497,750
BNP Paribas SA, 7.625%, 144A (France)[a,c]	77,000,000	84,892,500
Cooperatieve Rabobank UA, 6.625% (EUR) (Netherlands)[a]	20,800,000	26,470,585
Credit Agricole SA, 8.125%, 144A (France)[a,c]	64,700,000	75,390,057
Credit Suisse Group AG, 7.125% (Switzerland)[a]	67,400,000	72,572,950
Credit Suisse Group AG, 7.50%, 144A (Switzerland)[a,c]	15,359,000	17,259,907
Danske Bank A/S, 6.125% (Denmark)[a]	36,820,000	38,572,632
DNB Bank ASA, 6.50% (Norway)[a]	49,800,000	53,366,676
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)[c]	37,516,945	47,288,083
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)[a,c]	44,014,000	69,349,339
HSBC Holdings PLC, 6.00% (United Kingdom)[a]	37,800,000	39,179,700
HSBC Holdings PLC, 6.375% (United Kingdom)[a]	42,800,000	45,646,200
HSBC Holdings PLC, 6.875% (United Kingdom)[a]	60,800,000	65,816,000
HSBC Holdings PLC, 4.75%, Series EMTN (EUR) (United Kingdom)[a]	19,200,000	21,995,281
ING Groep N.V., 6.875% (Netherlands)[a]	45,000,000	48,174,480
Intesa Sanpaolo SpA, 7.00%, Series EMTN (EUR) (Italy)[a]	12,000,000	14,464,275
Lloyds Banking Group PLC, 7.50% (United Kingdom)[a]	61,577,000	68,081,071
Macquarie Bank Ltd./London, 6.125%, 144A (Australia)[a,c]	40,800,000	41,820,000
Nationwide Building Society, 10.25% (GBP) (United Kingdom)[a]	33,706,000	66,289,555
Rabobank Nederland, 11.00%, 144A (Netherlands)[a,c]	136,522,000	159,082,260
Royal Bank of Scotland Group PLC, 7.50% (United Kingdom)[a]	10,400,000	10,758,800
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)[a]	17,069,000	21,122,888
Royal Bank of Scotland Group PLC, 8.625% (United Kingdom)[a]	88,500,000	96,686,250
Santander UK Group Holdings PLC, 6.75% (GBP) (United Kingdom)[a]	13,400,000	18,222,669

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Principal Amount	Value
Skandinaviska Enskilda Banken AB, 5.75%, Series EMTN (Sweden)[a]		$32,800,000	$33,722,500
Societe Generale SA, 7.375%, 144A (France)[a,c]		38,400,000	41,376,000
Societe Generale SA, 7.875%, 144A (France)[a,c]		15,000,000	16,537,500
Societe Generale SA, 8.25%, Series EMTN (France)[a]		10,600,000	11,270,927
Standard Chartered PLC, 7.50%, 144A (United Kingdom)[a,c]		22,900,000	24,560,250
Standard Chartered PLC, 7.75, 144A (United Kingdom)[a,c]		29,800,000	32,072,250
Swedbank AB, 6.00% (Sweden)[a]		47,600,000	50,155,834
UBS AG, 7.625%, due 8/17/22 (Switzerland)		10,000,000	11,765,000
UBS Group AG, 6.875% (Switzerland)[a]		28,500,000	30,423,921
UBS Group AG, 6.875% (Switzerland)[a]		19,800,000	21,404,097
UBS Group AG, 7.00% (Switzerland)[a]		15,400,000	17,084,252
UBS Group AG, 7.125% (Switzerland)[a]		34,915,000	37,053,509
UBS Group AG, 7.125% (Switzerland)[a]		62,900,000	68,073,525
UniCredit SpA, 6.625% (EUR) (Italy)[a]		13,300,000	15,143,120
			2,005,855,877
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.3%
State Street Corp., 5.25%, Series Fa		17,725,000	18,744,187
FOOD	0.3%
Land O' Lakes, 7.25%, 144Aa,c		17,695,000	18,955,769
INDUSTRIALS—DIVERSIFIED MANUFACTURING	2.0%
General Electric Co., 5.00%, Series Da		140,809,000	149,630,684
INSURANCE	17.8%
LIFE/HEALTH INSURANCE	6.3%
MetLife, 10.75%, due 8/1/39		4,850,000	8,087,375
MetLife, 9.25%, due 4/8/38, 144Ac		77,007,000	114,932,948
MetLife, 5.25%, Series Ca		57,564,000	59,908,006
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144Ac		53,703,000	72,772,935
Provident Financing Trust I, 7.405%, due 3/15/38		15,475,000	17,873,625
Prudential Financial, 5.20%, due 3/15/44		32,250,000	34,225,313
Prudential Financial, 5.625%, due 6/15/43		96,338,000	105,971,800
Prudential Financial, 5.875%, due 9/15/42		5,692,000	6,349,141
Voya Financial, 5.65%, due 5/15/53		42,069,000	44,803,485
			464,924,628

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Principal Amount	Value
LIFE/HEALTH INSURANCE—FOREIGN	7.6%
Dai-ichi Life Insurance Co. Ltd., 4.00%, 144A (Japan)[a,c]		$77,200,000	$76,698,200
Dai-ichi Life Insurance Co. Ltd., 5.10%, 144A (Japan)[a,c]		14,200,000	15,115,900
Dai-ichi Life Insurance Co. Ltd., 7.25%, 144A (Japan)[a,c]		33,983,000	39,025,228
Demeter BV (Swiss Re Ltd.), 4.625% (Netherlands)[a]		13,800,000	13,869,000
Demeter BV (Swiss Re Ltd.), 5.652%, due 8/15/52 (Netherlands)		35,100,000	37,648,822
Fukoku Mutual Life Insurance Co, 6.50% (Japan)[a]		7,025,000	7,924,832
Fukoku Mutual Life Insurance Co., 5.00% (Japan)[a]		21,780,000	22,760,100
La Mondiale SAM, 5.875%, due 1/26/47 (France)		35,750,000	37,993,312
La Mondiale Vie, 7.625% (France)[a]		40,600,000	43,595,509
Legal & General Group PLC, 5.25%, due 3/21/47, Series EMTN (United Kingdom)		27,050,000	28,465,743
Meiji Yasuda Life Insurance Co., 5.20%, due 10/20/45, 144A (Japan)[c]		81,325,000	87,424,375
Nippon Life Insurance Co., 4.70%, due 1/20/46, 144A (Japan)[c]		80,600,000	84,529,250
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (Japan)[c]		24,200,000	25,833,500
Phoenix Group Holdings, 5.375%, due 7/6/27, Series EMTN (Cayman Islands)		31,000,000	31,155,000
Sumitomo Life Insurance Co., 6.50%, due 9/20/73, 144A (Japan)[c]		10,100,000	11,649,340
			563,688,111
MULTI-LINE—FOREIGN	0.4%
AXA SA, 6.463%, 144A (France)[a,c]		28,490,000	29,433,589
PROPERTY CASUALTY	1.0%
Liberty Mutual Group, 7.80%, due 3/7/37, 144Ac		59,895,000	74,756,746
PROPERTY CASUALTY—FOREIGN	1.7%
Groupama SA, 6.375% (EUR) (France)[a]		30,500,000	38,952,919
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)		48,441,000	54,096,487

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Principal Amount		Value
QBE Insurance Group Ltd., 5.875%, due 6/17/46, Series EMTN (Australia)		$30,915,000		$33,014,345
				126,063,751
REINSURANCE—FOREIGN	0.8%
Aquarius + Investments PLC, 8.25% (Ireland)[a]		51,330,000		54,562,609
TOTAL INSURANCE				1,313,429,434
INTEGRATED TELECOMMUNICATIONS SERVICES	0.8%
America Movil SAB de CV, 6.375%, due 9/6/73, Series B (EUR) (Mexico)		10,000,000		13,555,478
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)[c]		31,932	†	37,110,971
Telefonica Europe BV, 7.625% (EUR) (Netherlands)[a]		6,400,000		8,764,341
				59,430,790
MATERIAL—METALS & MINING	1.2%
BHP Billiton Finance USA Ltd., 6.75%, due 10/19/75, 144A (Australia)[c]		76,574,000		87,684,122
MEDIA	0.3%
Viacom, 5.875%, due 2/28/57		12,000,000		12,492,840
Viacom, 6.25%, due 2/28/57		10,450,000		10,888,607
				23,381,447
PIPELINES	2.1%
Transcanada Trust, 5.30%, due 3/15/77 (Canada)		31,880,000		32,832,415
Transcanada Trust, 5.625%, due 5/20/75 (Canada)		28,699,000		30,386,788
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)		87,471,000		95,142,207
				158,361,410
REAL ESTATE—FINANCE	0.3%
AT Securities BV, 5.25% (Netherlands)[a]		25,000,000		24,722,650
UTILITIES	3.4%
ELECTRIC UTILITIES	0.1%
NextEra Energy Capital Holdings, 7.30%, due 9/1/67, Series D		6,612,000		6,669,987

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Principal Amount	Value
ELECTRIC UTILITIES—FOREIGN	3.3%
Emera, 6.75%, due 6/15/76, Series 16-A (Canada)		$119,257,000	$135,356,695
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)[c]		94,526,000	112,722,255
			248,078,950
TOTAL UTILITIES			254,748,937
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$4,854,253,950)			5,158,447,205
		Number of Shares
SHORT-TERM INVESTMENTS	3.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%[d]		227,300,000	227,300,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$227,300,000)			227,300,000
TOTAL INVESTMENTS (Identified cost—$6,910,180,795)	99.4%		7,333,730,479
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		47,732,214
NET ASSETS	100.0%		$7,381,462,693

Forward foreign currency exchange contracts outstanding at June 30, 2017 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	250,596,576	USD	282,336,386	7/5/17	$(3,882,408)
Brown Brothers Harriman	GBP	80,814,292	USD	104,411,257	7/5/17	(845,289)
Brown Brothers Harriman	USD	104,994,736	GBP	80,814,292	7/5/17	261,810
Brown Brothers Harriman	USD	265,901,060	EUR	233,087,063	7/5/17	319,251
Brown Brothers Harriman	USD	19,648,650	EUR	17,509,513	7/5/17	349,834
Brown Brothers Harriman	EUR	232,751,379	USD	265,884,702	8/2/17	(333,310)
Brown Brothers Harriman	EUR	19,055,260	USD	21,793,882	8/2/17	(1,278)
Brown Brothers Harriman	GBP	76,629,102	USD	99,640,821	8/2/17	(253,310)
						$(4,384,700)

The total amount of all forward foreign currency exchange contracts as presented in the table above, is representative of the volume of activity for this derivative type during the six months ended June 30, 2017.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

Glossary of Portfolio Abbreviations

EUR  Euro Currency

FRN  Floating Rate Note

GBP  Great British Pound

LIBOR  London Interbank Offered Rate

REIT  Real Estate Investment Trust

TruPS  Trust Preferred Securities

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†  Represents shares.

a  Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.

b  Variable rate. Rate shown is in effect at June 30, 2017.

c  Resale is restricted to qualified institutional investors. Aggregate holdings amounting to $1,719,991,840 or 23.3% of the net assets of the Fund, of which 0.0% are illiquid.

d  Rate quoted represents the annualized seven-day yield of the fund.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$6,910,180,795)	$7,333,730,479
Cash	95,965,928
Foreign currency, at value (Identified cost—$1,135,639)	1,139,579
Receivable for:
Dividends and interest	73,538,805
Fund shares sold	31,926,167
Investment securities sold	922,560
Unrealized appreciation on forward foreign currency exchange contracts	930,895
Other assets	67,972
Total Assets	7,538,222,385
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	5,315,595
Payable for:
Investment securities purchased	115,109,302
Fund shares redeemed	17,960,864
Dividends declared	12,494,876
Investment advisory fees	4,094,520
Shareholder servicing fees	687,099
Administration fees	297,248
Distribution fees	49,190
Directors' fees	604
Other liabilities	750,394
Total Liabilities	156,759,692
NET ASSETS	$7,381,462,693
NET ASSETS consist of:
Paid-in capital	$6,979,682,184
Dividends in excess of net investment income	(28,390,424)
Accumulated undistributed net realized gain	10,941,146
Net unrealized appreciation	419,229,787
$7,381,462,693

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2017 (Unaudited)

CLASS A SHARES:
NET ASSETS	$1,019,563,072
Shares issued and outstanding ($0.001 par value common stock outstanding)	72,116,648
Net asset value and redemption price per share	$14.14
Maximum offering price per share ($14.14 ÷ 0.9625)[a]	$14.69
CLASS C SHARES:
NET ASSETS	$850,693,844
Shares issued and outstanding ($0.001 par value common stock outstanding)	60,493,465
Net asset value and offering price per share[b]	$14.06
CLASS F SHARES:
NET ASSETS	$10,261
Shares issued and outstanding ($0.001 par value common stock outstanding)	724
Net asset value, offering and redemption price per share	$14.17
CLASS I SHARES:
NET ASSETS	$5,508,017,466
Shares issued and outstanding ($0.001 par value common stock outstanding)	388,770,124
Net asset value, offering and redemption price per share	$14.17
CLASS R SHARES:
NET ASSETS	$2,596,185
Shares issued and outstanding ($0.001 par value common stock outstanding)	183,415
Net asset value, offering and redemption price per share	$14.15
CLASS Z SHARES:
NET ASSETS	$581,865
Shares issued and outstanding ($0.001 par value common stock outstanding)	41,088
Net asset value, offering and redemption price per share	$14.16

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Interest income (net of $7,178 of foreign withholding tax)	$127,218,594
Dividend income	60,066,796
Total Investment Income	187,285,390
Expenses:
Investment advisory fees	23,489,421
Distribution fees—Class A	1,196,461
Distribution fees—Class C	3,189,811
Distribution fees—Class R	9,387
Shareholder servicing fees—Class A	478,584
Shareholder servicing fees—Class C	1,063,270
Shareholder servicing fees—Class I	1,299,588
Administration fees	2,102,480
Transfer agent fees and expenses	879,448
Directors' fees and expenses	240,461
Registration and filing fees	214,133
Custodian fees and expenses	182,061
Shareholder reporting expenses	181,421
Professional fees	55,412
Miscellaneous	121,553
Total Expenses	34,703,491
Reduction of Expenses (See Note 2)	(532,863)
Net Expenses	34,170,628
Net Investment Income (Loss)	153,114,762
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	13,538,157
Written option contracts	8,058,167
Forward foreign currency exchange contracts	(14,035,294)
Foreign currency transactions	7,683
Net realized gain (loss)	7,568,713
Net change in unrealized appreciation (depreciation) on:
Investments	381,262,510
Written option contracts	(2,021,460)
Forward foreign currency exchange contracts	(6,526,366)
Foreign currency translations	157,148
Net change in unrealized appreciation (depreciation)	372,871,832
Net Realized and Unrealized Gain (Loss)	380,440,545
Net Increase (Decrease) in Net Assets Resulting from Operations	$533,555,307

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
Change in Net Assets:
From Operations:
Net investment income (loss)	$153,114,762	$274,551,793
Net realized gain (loss)	7,568,713	47,738,893
Net change in unrealized appreciation (depreciation)`	372,871,832	(108,396,415)
Net increase (decrease) in net assets resulting from operations	533,555,307	213,894,271
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(24,691,111)	(42,621,959)
Class C	(19,096,013)	(31,896,539)
Class F	(136)	—
Class I	(135,219,405)	(198,638,409)
Class R	(93,119)	(92,465)
Class Z	(9,095)	(2,703)
Net realized gain:
Class A	—	(7,020,281)
Class C	—	(6,390,737)
Class F	—	—
Class I	—	(33,945,851)
Class R	—	(30,020)
Class Z	—	(890)
Return of capital:
Class A	—	(352,958)
Class C	—	(272,224)
Class F	—	—
Class I	—	(1,653,689)
Class R	—	(871)
Class Z	—	(26)
Total dividends and distributions to shareholders	(179,108,879)	(322,919,622)
Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	713,922,175	1,730,303,419
Total increase (decrease) in net assets	1,068,368,603	1,621,278,068
Net Assets:
Beginning of period	6,313,094,090	4,691,816,022
End of period[a]	$7,381,462,693	$6,313,094,090

a  Includes dividends in excess of net investment income of $28,390,424 and $2,396,307, respectively.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended	For the Year Ended December 31,
Per Share Operating Performance:	June 30, 2017	2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.41	$13.57	$13.56	$12.87	$13.34	$11.69
Income (loss) from investment operations:
Net investment income (loss)[a]	0.30	0.62	0.65	0.71	0.69	0.71
Net realized and unrealized gain (loss)	0.78	(0.05)	0.12	0.76	(0.35)	1.80
Total from investment operations	1.08	0.57	0.77	1.47	0.34	2.51
Less dividends and distributions to shareholders from:
Net investment income	(0.35)	(0.62)	(0.64)	(0.69)	(0.70)	(0.73)
Net realized gain	—	(0.10)	(0.06)	(0.09)	(0.06)	(0.11)
Return of capital	—	(0.01)	(0.06)	—	(0.05)	(0.02)
Total dividends and distributions to shareholders	(0.35)	(0.73)	(0.76)	(0.78)	(0.81)	(0.86)
Net increase (decrease) in net asset value	0.73	(0.16)	0.01	0.69	(0.47)	1.65
Net asset value, end of period	$14.14	$13.41	$13.57	$13.56	$12.87	$13.34
Total investment return[b,c]	8.16%[d]	4.23%	5.78%	11.61%	2.55%	22.04%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,019.6	$926.0	$779.4	$568.2	$425.5	$413.6
Ratio of expenses to average daily net assets (before expense reduction)	1.17%[e]	1.18%	1.19%	1.19%	1.20%	1.22%
Ratio of expenses to average daily net assets (net of expense reduction)	1.17%[e]	1.18%	1.17%	1.12%	1.10%	1.10%
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	4.40%[e]	4.56%	4.75%	5.18%	5.10%	5.45%
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	4.40%[e]	4.56%	4.77%	5.25%	5.20%	5.57%
Portfolio turnover rate	17%[d]	51%	46%	41%	56%	39%

a  Calculation based on average shares outstanding.

b  Does not reflect sales charges, which would reduce return.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2017	2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.34	$13.50	$13.49	$12.81	$13.29	$11.65
Income (loss) from investment operations:
Net investment income (loss)[a]	0.26	0.53	0.56	0.62	0.60	0.63
Net realized and unrealized gain (loss)	0.77	(0.05)	0.12	0.75	(0.36)	1.79
Total from investment operations	1.03	0.48	0.68	1.37	0.24	2.42
Less dividends and distributions to shareholders from:
Net investment income	(0.31)	(0.53)	(0.55)	(0.60)	(0.61)	(0.65)
Net realized gain	—	(0.10)	(0.06)	(0.09)	(0.06)	(0.11)
Return of capital	—	(0.01)	(0.06)	—	(0.05)	(0.02)
Total dividends and distributions to shareholders	(0.31)	(0.64)	(0.67)	(0.69)	(0.72)	(0.78)
Net increase (decrease) in net asset value	0.72	(0.16)	0.01	0.68	(0.48)	1.64
Net asset value, end of period	$14.06	$13.34	$13.50	$13.49	$12.81	$13.29
Total investment return[b,c]	7.77%[d]	3.60%	5.09%	10.85%	1.83%	21.31%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$850.7	$857.0	$683.5	$548.6	$465.8	$410.5
Ratio of expenses to average daily net assets (before expense reduction)	1.82%[e]	1.83%	1.84%	1.84%	1.86%	1.87%
Ratio of expenses to average daily net assets (net of expense reduction)	1.82%[e]	1.83%	1.82%	1.77%	1.75%	1.75%
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	3.74%[e]	3.91%	4.08%	4.53%	4.47%	4.82%
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	3.74%[e]	3.91%	4.10%	4.60%	4.58%	4.94%
Portfolio turnover rate	17%[d]	51%	46%	41%	56%	39%

a  Calculation based on average shares outstanding.

b  Does not reflect sales charges, which would reduce return.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

Class F
Per Share Operating Performance:	For the Period April 3, 2017[a] through June 30, 2017
Net asset value, beginning of period	$13.82
Income (loss) from investment operations:
Net investment income (loss) [b]	0.16
Net realized and unrealized gain (loss)	0.38
Total from investment operations	0.54
Less dividends to shareholders from:
Net investment income	(0.19)
Total dividends and distributions to shareholders	(0.19)
Net increase (decrease) in net asset value	0.35
Net asset value, end of period	$14.17
Total investment return[c]	3.91%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$10.3
Ratio of expenses to average daily net assets (before expense reduction)	0.82%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	0.82%[e]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	4.57%[e]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	4.57%[e]
Portfolio turnover rate	17%[d]

a  Inception date.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2017	2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.44	$13.60	$13.58	$12.88	$13.36	$11.70
Income (loss) from investment operations:
Net investment income (loss)[a]	0.33	0.67	0.70	0.76	0.74	0.76
Net realized and unrealized gain (loss)	0.78	(0.06)	0.12	0.76	(0.37)	1.80
Total from investment operations	1.11	0.61	0.82	1.52	0.37	2.56
Less dividends and distributions to shareholders from:
Net investment income	(0.38)	(0.66)	(0.68)	(0.73)	(0.74)	(0.77)
Net realized gain	—	(0.10)	(0.06)	(0.09)	(0.06)	(0.11)
Return of capital	—	(0.01)	(0.06)	—	(0.05)	(0.02)
Total dividends and distributions to shareholders	(0.38)	(0.77)	(0.80)	(0.82)	(0.85)	(0.90)
Net increase (decrease) in net asset value	0.73	(0.16)	0.02	0.70	(0.48)	1.66
Net asset value, end of period	$14.17	$13.44	$13.60	$13.58	$12.88	$13.36
Total investment return[b]	8.31%[c]	4.58%	6.20%	12.00%	2.82%	22.52%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,508.0	$4,525.8	$3,228.7	$2,047.6	$1,248.5	$982.4
Ratio of expenses to average daily net assets (before expense reduction)	0.87%[d]	0.88%	0.88%	0.90%	0.87%	0.87%
Ratio of expenses to average daily net assets (net of expense reduction)	0.85%[d]	0.85%	0.83%	0.77%	0.75%	0.75%
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	4.72%[d]	4.86%	5.07%	5.49%	5.47%	5.83%
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	4.74%[d]	4.89%	5.12%	5.62%	5.59%	5.95%
Portfolio turnover rate	17%[c]	51%	46%	41%	56%	39%

a  Calculation based on average shares outstanding.

b  Return assumes the reinvestment of all dividends and distributions at NAV.

c  Not annualized.

d  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended	For the Year Ended December 31,		For the Period October 1, 2014[a] through
Per Share Operating Performance:	June 30, 2017	2016	2015	December 31, 2014
Net asset value, beginning of period	$13.42	$13.60	$13.58	$13.55
Income (loss) from investment operations:
Net investment income (loss)[b]	0.29	0.62	0.64	0.17
Net realized and unrealized gain (loss)	0.78	(0.08)	0.12	0.05
Total from investment operations	1.07	0.54	0.76	0.22
Less dividends and distributions to shareholders from:
Net investment income	(0.34)	(0.61)	(0.62)	(0.10)
Net realized gain	—	(0.10)	(0.06)	(0.09)
Return of capital	—	(0.01)	(0.06)	—
Total dividends and distributions to shareholders	(0.34)	(0.72)	(0.74)	(0.19)
Net increase (decrease) in net asset value	0.73	(0.18)	0.02	0.03
Net asset value, end of period	$14.15	$13.42	$13.60	$13.58
Total investment return[c]	8.06%[d]	4.00%	5.67%	1.66%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$2,596.2	$4,094.7	$204.8	$10.0
Ratio of expenses to average daily net assets (before expense reduction)	1.32%[e]	1.33%	1.34%	1.36%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.32%[e]	1.33%	1.33%	1.30%[e]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	4.19%[e]	4.49%	4.73%	4.88%[e]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	4.19%[e]	4.49%	4.74%	4.94%[e]
Portfolio turnover rate	17%[d]	51%	46%	41%[d]

a  Inception date.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended	For the Year Ended December 31,		For the Period October 1, 2014[a] through
Per Share Operating Performance:	June 30, 2017	2016	2015	December 31, 2014
Net asset value, beginning of period	$13.43	$13.59	$13.58	$13.55
Income (loss) from investment operations:
Net investment income (loss)[b]	0.35	0.69	0.71	0.18
Net realized and unrealized gain (loss)	0.76	(0.08)	0.10	0.06
Total from investment operations	1.11	0.61	0.81	0.24
Less dividends and distributions to shareholders from:
Net investment income	(0.38)	(0.66)	(0.68)	(0.12)
Net realized gain	—	(0.10)	(0.06)	(0.09)
Return of capital	—	(0.01)	(0.06)	—
Total dividends and distributions to shareholders	(0.38)	(0.77)	(0.80)	(0.21)
Net increase (decrease) in net asset value	0.73	(0.16)	0.01	0.03
Net asset value, end of period	$14.16	$13.43	$13.59	$13.58
Total investment return[c]	8.33%[d]	4.59%	6.13%	1.78%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$581.9	$141.6	$32.4	$10.0
Ratio of expenses to average daily net assets (before expense reduction)	0.82%[e]	0.83%	0.84%	0.85%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	0.82%[e]	0.83%	0.83%	0.80%[e]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	5.00%[e]	5.07%	5.20%	5.35%[e]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	5.00%[e]	5.07%	5.21%	5.40%[e]
Portfolio turnover rate	17%[d]	51%	46%	41%[d]

a  Inception date.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 22, 2010 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Fund's investment objective is total return. On December 6, 2016, the Board of Directors of the Fund approved the Fund's offering of Class F and Class T shares. Class F shares became available for investment on April 3, 2017, on which date the Fund sold 724 shares of Class F shares for $10,000 to Cohen & Steers Capital Management, Inc. (the investment advisor). Class T shares are currently not available for purchase. The authorized shares of the Fund are divided into seven classes designated Class A, C, F, I, R, T and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic (ASC) 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency contracts are valued daily at the prevailing forward exchange rate. Over-the-counter options (OTC) are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of June 30, 2017, there was a transfer of $9,060,702 from Level 1 to Level 2, which resulted from a change in the use of a quoted price to an evaluated mean price, supplied by an independent pricing service, for one security.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities— $25 Par Value:
Banks	$628,458,169	$608,564,792	$19,893,377	$—
Banks—Foreign	78,558,889	52,804,979	25,753,910	—
Electric— Integrated Electric	40,699,826	26,182,714	14,517,112	—
Other Industries	1,200,266,390	1,200,266,390	—	—
Preferred Securities— Capital Securities:
Banks	1,043,501,898	18,465,872	1,025,036,026	—
Other Industries	4,114,945,307	—	4,114,945,307	—
Short-Term Investments	227,300,000	—	227,300,000	—
Total Investments[a]	$7,333,730,479	$1,906,284,747	$5,427,445,732	$—

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Forward foreign currency exchange contracts	$930,895	$—	$930,895	$—
Total Unrealized Appreciation in Other Financial Instruments[a]	$930,895	$—	$930,895	$—
Forward foreign currency exchange contracts	$(5,315,595)	$—	$(5,315,595)	$—
Total Unrealized Depreciation in Other Financial Instruments[a]	$(5,315,595)	$—	$(5,315,595)	$—

a  Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities—Capital Securities—Banks
Balance as of December 31, 2016	$5,228,043
Change in unrealized appreciation (depreciation)	(412,243)
Sales	(5,081,825)
Realized gain/(loss)	266,025
Balance as of June 30, 2017	$—

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index, currency or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Interest Rate Swaptions: The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises the swaption. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2017, the investment advisor considers it likely that a significant portion of the dividends will be reclassified to distributions from net realized gain and return of capital upon the final determination of the Fund's taxable income after December 31, 2017, the Fund's fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2017, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.70% of the average daily net assets of the Fund.

For the six months ended June 30, 2017 and through June 30, 2019, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.20% for Class A shares, 1.85% for Class C shares, 0.85% for Class F shares, 0.85% for Class I shares, 1.35% for Class R shares and 0.85% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended June 30, 2017, fees waived and/or expenses reimbursed totaled $532,863.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the six months ended June 30, 2017, the Fund incurred $1,677,816 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A and Class T shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts. Class T shares are currently not available for purchase.

There is a maximum initial sales charge of 3.75% for Class A shares and 2.50% for Class T shares. Class T shares are currently not available for purchase. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six month ended June 30, 2017, the Fund has been advised that the distributor received $111,182, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $26,265 and $133,462 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A, Class I and Class T shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services. Class T shares are currently not available for purchase.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $40,274 for the six months ended June 30, 2017.

Other: The Fund may have shareholders investing indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institution regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets at disadvantageous times or prices, and may negatively affect the Fund's net asset value and performance.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2017, totaled $1,807,163,433 and $1,125,280,400, respectively.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Transactions in written option contracts during the six months ended June 30, 2017, were as follows:

	Number of Contracts	Premiums
Written option contracts outstanding at December 31, 2016	825	$5,008,810
Option contracts written	938	3,859,637
Option contracts terminated in closing transactions	(1,182)	(6,787,935)
Option contracts expired	(581)	(2,080,512)
Written option contracts outstanding at June 30, 2017	—	$—

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2017 and the effect of derivatives held during the six months ended June 30, 2017, along with the respective location in the financial statements. The volume of activity for written option contracts for the six months ended June 30, 2017 is summarized in Note 3.

Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Foreign Exchange Risk:
Forward foreign currency exchange contracts[a]	Unrealized appreciation	$930,895	Unrealized depreciation	$5,315,595

a  Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting arrangement or another similar agreement.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Statement of Operations
Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign Exchange Risk:
Forward foreign currency exchange contracts	Net Realized and Unrealized Gain (Loss)	$(14,035,294)	$(6,526,366)
Written option contracts	Net Realized and Unrealized Gain (Loss)	2,080,512	—
Interest Rate Risk:
Written option contracts	Net Realized and Unrealized Gain (Loss)	5,977,655	(2,021,460)

Note 5. Income Tax Information

As of June 30, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$6,910,180,795
Gross unrealized appreciation	$426,300,300
Gross unrealized depreciation	(2,750,616)
Net unrealized appreciation (depreciation)	$423,549,684

In addition, the Fund incurred net ordinary losses of $423,608 after October 31, 2016, that it has elected to treat as arising in the following fiscal year.

Note 6. Capital Stock

On February 6, 2017, the Board of Directors of the Fund approved an increase to the Fund's authorized shares of capital stock which authorized the Fund to issue one billion, seven hundred million shares of capital stock, at a par value of $0.001 per share. On June 13, 2017, the Board of Directors of the Fund approved an additional increase to the Fund's authorized shares of capital stock. The Fund is now authorized to issue two billion two hundred million shares of capital stock, at a par value of $0.01 per share, classified in seven classes as follows: 200 million of Class A capital stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 1 billion of Class I capital stock, 200 million of Class R capital stock, 200 million of Class T capital stock and 200 million of Class Z capital stock. Class T shares are currently not available for purchase. The Board of Directors of the Fund may increase

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class A:
Sold	14,652,371	$203,131,209	41,888,808	$569,777,201
Issued as reinvestment of dividends and distributions	1,399,667	19,417,381	2,811,605	38,240,624
Redeemed	(13,001,533)	(179,813,347)	(33,080,433)	(447,500,016)
Net increase (decrease)	3,050,505	$42,735,243	11,619,980	$160,517,809
Class C:
Sold	4,546,244	$62,662,885	22,635,036	$306,758,369
Issued as reinvestment of dividends and distributions	829,165	11,439,788	1,590,255	21,522,555
Redeemed	(9,133,038)	(125,752,159)	(10,591,686)	(143,439,587)
Net increase (decrease)	(3,757,629)	$(51,649,486)	13,633,605	$184,841,337
Class F:[a]
Sold	724	$10,000	—	$—
Net increase (decrease)	724	$10,000	—	$—
Class I:
Sold	102,621,056	$1,424,575,379	227,772,318	$3,113,674,936
Issued as reinvestment of dividends and distributions	5,376,838	74,786,644	9,332,847	127,358,389
Redeemed	(56,077,000)	(775,257,357)	(137,749,824)	(1,860,181,279)
Net increase (decrease)	51,920,894	$724,104,666	99,355,341	$1,380,852,046
Class R:
Sold	25,203	$349,167	434,189	$5,916,777
Issued as reinvestments of dividends and distributions	5,641	78,091	7,933	108,416
Redeemed	(152,438)	(2,132,537)	(152,178)	(2,045,303)
Net increase (decrease)	(121,594)	$(1,705,279)	289,944	$3,979,890

a  Inception date of April 3, 2017.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class Z:
Sold	30,187	$422,045	7,986	$109,918
Issued as reinvestment of dividends and distributions	631	8,817	224	3,048
Redeemed	(274)	(3,831)	(47)	(629)
Net increase (decrease)	30,544	$427,031	8,163	$112,337

Note 7. Other Risks

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company's capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Credit and Below-Investment-Grade Securities Risk: Preferred securities may be rated below investment-grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as "high-yield bonds" or "junk bonds," generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Concentration Risk: Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.

Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as "CoCos") are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer's capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor's standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security under such circumstances. In addition, most CoCos are considered to be high yield or "junk" securities and are therefore subject to the risks of investing in below investment-grade securities.

Liquidity Risk: Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in "market making," are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund's ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Liquidity risk also includes the risk that market conditions or large shareholder redemptions may impact the ability of the Fund to meet redemption requests within required time periods. In order to meet such redemption requests, the fund may be forced to sell securities at inopportune times or prices.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Therefore, the Fund's investments in foreign securities will be subject to foreign currency risk, which means that the Fund's NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund's foreign currency risks, and such investments are subject to the risks described under "Derivatives and Hedging Transactions Risk" below.

Derivatives and Hedging Transactions Risk: The Fund's use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Geopolitical Risk: Occurrence of global events similar to those in recent years, such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund's investments. The decision of the United Kingdom (UK) to exit from the European Union following the June 2016 vote on the matter (referred to as Brexit) may cause uncertainty and thus adversely impact financial results of the Fund and the global financial markets. Growing tensions between the United States and other foreign powers, or among foreign powers, and possible diplomatic, trade or other sanctions could adversely impact the markets and the Fund. The strengthening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund's investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

Regulatory Risk: The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The U.S. Securities and Exchange Commission's (SEC) proposed rules governing the use of derivatives by registered investment companies, the Department of Labor's (DOL) final rule on conflicts of interest on fiduciary investment advice, as well as the SEC's final rules and amendments to modernize the reporting and disclosure (Modernization) and to develop and implement a Liquidity Risk Management Program for open-end investment companies (Liquidity) could, among other things, restrict and/or increase the cost of the Fund's ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of options and futures trading in light of market volatility. Among the actions that have

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

been taken or proposed to be taken are new limits and reporting requirements for speculative positions, new or more stringent daily price fluctuation limits for futures and options transactions, and increased margin requirements for various types of futures transactions. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect the instruments in which the Fund invests and its ability to execute its investment strategy.

This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Fund, please consult the Fund's prospectus.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. New Accounting Guidance

In October 2016, the SEC adopted new rules and amended existing rules (together, the "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is for periods ending after August 1, 2017.

The adoption will have no effect on the Fund's net assets or results of operations.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2017 through the date that the financial statements were issued, and had determined that no additional disclosure in the financial statements is required.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and net realized gains are a return of capital distributed from the Fund's assets. To the extent this occurs, the Fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory agreement (the Advisory Agreement), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting of the Independent Directors held on June 6, 2017 and at a meeting of the full Board of Directors held in person on June 13, 2017, the Advisory Agreement was discussed and was unanimously continued for a term ending June 30, 2018 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive sessions.

In considering whether to continue the Advisory Agreement, the Board of Directors reviewed materials provided by an independent data provider, which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe; summary information prepared by the Fund's investment advisor (the Investment Advisor); and a memorandum from Fund counsel outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board of Directors reviewed the services that the Investment Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor to its other funds and accounts, including those that have investment objectives and strategies similar to the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor's personnel, particularly noting the potential benefit that the portfolio managers' work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor's ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a broad-based benchmark and a relevant blended benchmark. The Board of Directors noted that the Fund outperformed the Peer Funds' medians for the three- and five-year periods ended March 31, 2017, ranking two out of five peers and one out of five peers, respectively. The Fund underperformed the peer group median for the one-year period ended March 31, 2017, ranking four out of five peers. The Board of Directors also noted that the Fund outperformed its blended benchmark for the one-, three- and five-year periods ended March 31, 2017. The Fund outperformed its broad-based benchmark for the one- and five-year periods ended March 31, 2017, and underperformed for the three-year period ended March 31, 2017. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund's performance during the periods. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor's performance in managing other funds and products investing in preferred securities. The Board of Directors then determined that Fund performance, in light of all considerations noted above, supported the continuation of the Advisory Agreement.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the actual management fee paid by the Fund as well as the total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund's actual management fee and net expense ratio ranked four out of five peers, and noted that each was within 0.03% of the Peer Funds' medians. The Board of Directors considered that the Investment Advisor is waiving a portion of its fees and/or reimbursing expenses to

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

limit the overall operating expenses of the Fund. The Board of Directors concluded that the Fund's expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board of Directors also considered the administrative services provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board of Directors determined that the services received under the Administration Agreement are beneficial to the Fund. Some of these services include compliance, accounting and operational services, oversight of third party service providers, supervising compliance by the Fund with regulatory requirements, furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor's fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders. In considering economies of scale, the Board of Directors also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreement to those under other investment advisory contracts of other investment advisers managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Advisory Agreement to those under the Investment Advisor's other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Investment Solutions

Cohen & Steers Investment Solutions

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRSX

COHEN & STEERS REAL ESTATE SECURITIES FUND

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFRX, CDFZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS
LOW DURATION PREFERRED AND INCOME FUND

  •  Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

  •  Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

  •  Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of global real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of U.S. real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Chairman

Joseph M. Harvey
Director and Vice President

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Dean Junkans
Director

Richard E. Kroon
Director

Gerald J. Maginnis
Director

Jane F. Magpiong
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

William F. Scapell
Vice President

Elaine Zaharis-Nikas
Vice President

Francis C. Poli
Assistant Secretary

James Giallanza
Chief Financial Officer

Albert Laskaj
Treasurer

Lisa D. Phelan
Chief Compliance Officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8123
Boston, MA 02266
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—CPXAX
Class  C—CPXCX
Class  F—CPXFX
Class   I—CPXIX
Class   R—CPRRX
Class   T—CPXTX*
Class   Z—CPXZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*  Class T shares are currently not available for purchase.

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

280 PARK AVENUE

NEW YORK, NY 10017

eDelivery NOW AVAILABLE

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CPXAXSAR

Semiannual Report June 30, 2017

Cohen & Steers Preferred Securities and Income Fund

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer

Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Chief Financial Officer
(Principal Financial Officer)

Date:	September 1, 2017